Commitments and contingencies (Schedule of Provision for Contingencies) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	$ 46,031	$ 36,684	$ 26,078
Accruals, net	23,995	35,999	28,577
Settlements	(19,702)	(25,427)	(20,554)
Reclassifications and increase of judicial deposits	0	(650)	(37)
Translation	(8,257)	(575)	2,620
Balance at end of period	42,067	46,031	36,684
Judicial Deposits [Roll Forward]
Judicial deposits, beginning of period	(18,075)	(18,572)	(5,500)
Judicial deposits, accruals	0	161	0
Judicial deposits, settlements	0	0	0
Judicial deposits, reclassifications	1,843	(60)	(11,458)
Judicial deposits, translation	2,674	396	(1,614)
Judicial deposits, end of period	(13,558)	(18,075)	(18,572)
Loss Contingency Accrual, Net of Deposits [Roll Forward]
Balance at beginning of period	27,956	18,112	20,578
Accruals, net	23,995	36,160	28,577
Settlements	(19,702)	(25,427)	(20,554)
Reclassifications and increase of judicial deposits	1,843	(710)	(11,495)
Translation	(5,583)	(179)	1,006
Balance at end of period	28,509	27,956	18,112
Tax Contingencies in Brazil
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	9,324	13,312	5,118
Accruals, net	1,805	(2,599)	7,196
Settlements	0	(337)	0
Reclassifications and increase of judicial deposits	0	(667)	0
Translation	(1,632)	(385)	998
Balance at end of period	9,497	9,324	13,312
Labor Contingencies in Brazil
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	21,061	11,150	7,013
Accruals, net	20,785	31,448	19,903
Settlements	(17,718)	(21,130)	(17,523)
Reclassifications and increase of judicial deposits	0	0	0
Translation	(3,020)	(407)	1,757
Balance at end of period	21,108	21,061	11,150
Other
Loss Contingency Accrual [Roll Forward]
Balance at beginning of period	15,646	12,222	13,947
Accruals, net	1,405	7,150	1,478
Settlements	(1,984)	(3,960)	(3,031)
Reclassifications and increase of judicial deposits	0	17	(37)
Translation	(3,605)	217	(135)
Balance at end of period	$ 11,462	$ 15,646	$ 12,222